Convertible note proceeds receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Convertible Note Proceeds Receivable
Convertible note proceeds receivable

Note 7. Convertible notes receivable

In January 2026, in connection with the sale of the Company’s 50% membership interest in Texas Critical Data Centers, LLC (“TCDC”), the Company received a $50.0 million senior secured convertible promissory note from New Era Energy & Digital Inc. (“NUAI”). The note bears interest at 10.0% per annum and matures on June 30, 2026. Under the terms of the agreement, the Company may elect to convert up to 20% of the outstanding principal into shares of NUAI common stock based on a contractual conversion formula. The note is secured by NUAI’s ownership interest in TCDC and guaranteed by TCDC.

The Company recorded the note at fair value upon issuance, which approximated its principal amount, and subsequently accounts for the instrument at amortized cost under ASC 310. Management evaluated the embedded conversion feature under ASC 815 and concluded that the estimated fair value of the embedded derivative was not material to the consolidated condensed financial statements. For the three months ended March 31, 2026, the Company recognized approximately $1.0 million of interest income related to the note.

Subsequent to March 31, 2026, NUAI repaid the full outstanding principal balance and accrued interest in cash, and no conversion rights were exercised.

Note 7. Convertible note proceeds receivable

During December 2025, the Company received the majority of the committed proceeds under the AU Convertible Notes agreement. As of December 31, 2025, approximately $15,171 thousand of proceeds remained contractually receivable from investors and is presented as Convertible Notes Proceeds Receivable within current assets in the consolidated balance sheets.

The outstanding receivable was collected in January 2026 in accordance with the contractual funding terms. Management evaluated collectability at December 31, 2025 and concluded that no allowance was required, as the amount was contractually committed and subsequently received after year end.